Schedule of finance costs (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Bank overdrafts interest	$ 1,870	$ 680
Lease liabilities interest	6,272	6,645
Finance costs	$ 8,142	$ 7,325